Corporate and Group Information (Details) - USD ($) shares in Millions, $ in Millions	Jan. 31, 2024	Oct. 31, 2022	Dec. 31, 2021	Jun. 30, 2024
Corporate and Group Information [Line Items]
Stock certificate interest rate		1.50%		17.00%
Investment amount (in Dollars)				$ 40.0
Interest rate				6.00%
Investment in equity (in Dollars)		$ 50.0	$ 10.0
Initial investment (in Dollars)			$ 50.0	$ 1.5
Average effective tax rate		60.70%
Shares received (in Shares)		1.2
Purchase Consideration (in Dollars)	$ 1.5
Special Mining License [Member]
Corporate and Group Information [Line Items]
Stock certificate interest rate				16.00%
Tembo Nickel Corporation Limited [Member]
Corporate and Group Information [Line Items]
Stock certificate interest rate				84.00%
Kabanga Nickel Limited [Member]
Corporate and Group Information [Line Items]
Stock certificate interest rate				83.00%
Interest rate		17.00%	8.90%
Global PGM Supply [Member]
Corporate and Group Information [Line Items]
Interest rate				20.00%